Description of Business and Liquidity	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Accounting Policies [Abstract]
Description of Business and Liquidity

Note 1 — Description of Business and Liquidity

[A] Description of Business

Immunovant, Inc. together with its wholly owned subsidiaries (the “Company” or “Immunovant”) (formerly known as Health Sciences Acquisitions Corporation) is a clinical-stage biopharmaceutical company focused on enabling normal lives for patients with autoimmune diseases. The Company is developing a novel, fully human monoclonal antibody, IMVT-1401 (formerly referred to as “RVT-1401”), that selectively binds to and inhibits the neonatal fragment crystallizable receptor. The Company intends to develop IMVT-1401 for indications in which there is robust evidence that pathogenic immunoglobulin G antibodies drive disease manifestation and for which reduction of these antibodies should lead to clinical benefit for patients with autoimmune diseases.

The Company has determined that it has one operating and reporting segment.

Reverse Recapitalization

On December 18, 2019, Health Sciences Acquisitions Corporation (“HSAC”) completed the acquisition of Immunovant Sciences Ltd. (“ISL”) pursuant to the share exchange agreement dated as of September 29, 2019 (the “Share Exchange Agreement”), by and among HSAC, ISL, the stockholders of ISL (the “Sellers”), and Roivant Sciences Ltd. (“RSL”), as representative of the Sellers (the “Business Combination”). As of immediately prior to the closing of the Business Combination, the Sellers owned 100% of the issued and outstanding common shares of ISL (“ISL Shares”). At the closing of the Business Combination, HSAC acquired 100% of the issued and outstanding ISL Shares, in exchange for 42,080,376 shares of HSAC’s common stock issued to the Sellers and 10,000 shares of HSAC Series A preferred stock issued to RSL. Upon the closing of the Business Combination, ISL became a wholly owned subsidiary of HSAC and HSAC was renamed “Immunovant, Inc.”.

The Business Combination was accounted for as a reverse recapitalization and HSAC was treated as the “acquired” company for accounting purposes. The Business Combination was accounted as the equivalent of ISL issuing stock for the net assets of HSAC, accompanied by a recapitalization. Accordingly, all historical financial information presented in these unaudited condensed consolidated financial statements represents the accounts of ISL and its wholly owned subsidiaries “as if” ISL is the predecessor to the Company. The shares and net loss per common share, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (0.48906624 Immunovant, Inc. shares for 1 ISL Share).

One of the primary purposes of the Business Combination was to provide a platform for ISL to gain access to the U.S. capital markets. See Note 3 – Business Combination and Recapitalization for additional details.

[B] Liquidity

The Company has incurred significant losses and negative cash flows from operations since its inception. As of June 30, 2020, the Company’s cash totaled $280.3 million and its accumulated deficit was $117.9 million.

The Company has not generated any revenues to date and does not anticipate generating any revenues unless and until it successfully completes development and obtains regulatory approval for IMVT-1401 or any future product candidate. Management expects to incur additional losses in the future to fund its operations and conduct product research and development and recognizes the need to raise additional capital to fully implement its business plan.

The Company intends to raise such additional capital through the issuance of equity securities, debt financings or other sources in order to further implement its business plan. However, if such financing is not available at adequate levels, the Company will need to reevaluate its operating plan and may be required to delay the development of its product candidates. Based on anticipated spend and timing of expenditure assumptions, the Company currently expects that its existing cash as of June 30, 2020, will be sufficient to fund its operating expenses and capital expenditure requirements into the first half of 2022 from the date the unaudited condensed consolidated financial statements are issued.

Note 1 — Organization and Nature of Business

[A] Description of Business

Immunovant, Inc. together with its wholly owned subsidiaries (the “Company” or “Immunovant”) (formerly known as Health Sciences Acquisitions Corporation) is a clinical-stage biopharmaceutical company focused on enabling normal lives for patients with autoimmune diseases. The Company is developing a novel, fully human monoclonal antibody, IMVT-1401 (formerly referred to as RVT-1401), that selectively binds to and inhibits the neonatal fragment crystallizable receptor (FcRn). The Company intends to develop IMVT-1401 for indications in which there is robust evidence that pathogenic immunoglobulin G antibodies drive disease manifestation and for which reduction of these antibodies should lead to clinical benefit for patients with autoimmune diseases.

The Company has determined that it has one operating and reporting segment.

Reverse Recapitalization

On December 18, 2019, Health Sciences Acquisitions Corporation (“HSAC”) completed the acquisition of Immunovant Sciences Ltd. (“ISL”) pursuant to the share exchange agreement dated as of September 29, 2019 (the “Share Exchange Agreement”), by and among HSAC, ISL, the stockholders of ISL (the “Sellers”), and Roivant Sciences Ltd. (“RSL”), as representative of the Sellers (the “Business Combination”). As of immediately prior to the closing of the Business Combination, the Sellers owned 100% of the issued and outstanding common shares of ISL (“ISL Shares”). At the closing of the Business Combination, HSAC acquired 100% of the issued and outstanding ISL Shares, in exchange for 42,080,376 shares of HSAC’s common stock issued to the Sellers and 10,000 shares of HSAC Series A preferred stock issued to RSL (the “Business Combination”). Upon the closing of the Business Combination, ISL became a wholly owned subsidiary of HSAC and HSAC was renamed “Immunovant, Inc.”

The Business Combination was accounted for as a reverse recapitalization and HSAC was treated as the “acquired” company for accounting purposes. The Business Combination was accounted as the equivalent of ISL issuing stock for the net assets of HSAC, accompanied by a recapitalization. Accordingly, all historical financial information presented in these combined and consolidated financial statements represents the accounts of ISL and its wholly owned subsidiaries “as if” ISL is the predecessor to the Company. The shares and net loss per common share, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination (0.48906624 Immunovant, Inc. shares for 1 ISL Share).

ISL was founded on July 6, 2018 as a Bermuda exempted limited company and a wholly owned subsidiary of RSL. In July and August 2018, ISL incorporated its wholly owned subsidiaries, Immunovant Sciences Holdings Ltd. (“ISHL”), a private limited company incorporated in the United Kingdom under the laws of England and Wales, IMVT Corporation (formerly, Immunovant, Inc.), a Delaware corporation based in the United States of America, and Immunovant Sciences GmbH (“ISG”), a limited liability company formed under the laws of Switzerland. ISG holds all of the Company’s intellectual property rights. HSAC was incorporated in Delaware on December 6, 2018 and was formed as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses. References herein to “date of formation” or “date of inception” refer to the founding of ISL.

Prior to the closing of the Business Combination, HSAC common stock, units and warrants were traded on The Nasdaq Capital Market (“Nasdaq”) under the ticker symbols “HSAC,” “HSACU” and “HSACW,” respectively. On December 19, 2019, the Company’s common stock, units and warrants began trading on Nasdaq under the ticker symbols “IMVT”, “IMVTU” and “IMVTW,” respectively. One of the primary purposes of the Business Combination was to provide a platform for ISL to gain access to the U.S. capital markets. See Note 3 – Business Combination and Recapitalization for additional details on the Business Combination.

[B] Liquidity

The Company has incurred significant losses and negative cash flows from operations since its inception. As of March 31, 2020, the Company’s cash totaled $100.6 million and its accumulated deficit was $91.2 million.

Prior to the Business Combination, ISL’s operations were financed through capital contributions from RSL or RSL’s wholly owned subsidiaries, Roivant Sciences Inc. (“RSI”) and Roivant Sciences GmbH (“RSG”), the issuance of equity instruments, and the issuance of promissory notes. The Company has not generated any revenues to date and does not anticipate generating any revenues unless and until it successfully completes development and obtains regulatory approval for IMVT-1401 or any future product candidate. Management expects to incur additional losses in the future to fund its operations and conduct product research and development and recognizes the need to raise additional capital to fully implement its business plan.

The Company intends to raise such additional capital through the issuance of equity securities, debt financings or other sources in order to further implement its business plan. However, if such financing is not available at adequate levels, the Company will need to reevaluate its operating plan and may be required to delay the development of its product candidates. Based on anticipated spend and timing of expenditure assumptions, the Company currently expects that its existing cash as of March 31, 2020 together with funds raised in April 2020 and proceeds from warrants redemption as detailed in Note 12 – Subsequent Events, will be sufficient to fund its operating expenses and capital expenditure requirements into the first half of 2022 from the date the combined and consolidated financial statements are issued.